UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Insured Municipal Income Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Insured Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.0%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$1,495	$1,630,208
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,216,116

		3,846,324

Arizona — 0.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,567,080
5.25%, 10/01/28	650	688,844

		2,255,924

California — 28.8%
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (a)	2,000	298,340
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	651,919
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 1/01/28 (b)	10,100	11,974,358
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM):
5.58%, 8/01/13 (c)	7,450	6,173,591
5.40%, 8/01/36 (a)	4,200	803,376
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,100	1,127,511
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (b):
6.63%, 6/01/13	6,500	7,522,060
6.75%, 6/01/13	14,500	16,833,340
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	4,000	3,812,040
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	17,500	17,892,875
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (a):
5.15%, 8/01/31	13,575	3,617,330
5.16%, 8/01/32	14,150	3,520,378

Municipal Bonds	Par (000)	Value

California (concluded)
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	$2,500	$2,630,100
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,700	2,757,024
San Francisco City & County Public Utilities Commission, Refunding RB, Series A (AGM), 5.00%, 11/01/31	15,000	15,132,750
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.50%, 1/15/31 (a)	53,000	10,077,950
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,423,250

		107,248,192

District of Columbia — 2.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	9,500	9,499,620

Florida — 13.3%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	2,000	2,070,520
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,000	3,075,750
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	950	994,327
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,800	2,821,476
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (a)	25,520	3,804,011
Jackson Health System (AGC), 5.75%, 6/01/39	2,300	2,431,744
Water & Sewer System (AGM), 5.00%, 10/01/39	10,100	10,462,590
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	1,300	1,330,342
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (GNMA), 5.45%, 7/01/33	4,480	4,624,391

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ERB	Education Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

BLACKROCK INSURED MUNICIPAL INCOME TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	$7,500	$7,782,600
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	3,500	3,642,450
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	5,590	5,975,654
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	311,994

		49,327,849

Georgia — 0.3%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	900	918,666

Illinois — 4.8%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,813,225
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	1,000	1,054,240
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	7,310	7,495,308
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/27	4,800	5,039,136
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,465,632

		17,867,541

Indiana — 0.7%
Indiana Municipal Power Agency, RB:
Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	450	478,948
Series A (NPFGC), 5.00%, 1/01/37	2,050	2,072,837

		2,551,785

Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,326,850

Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,629,330

Louisiana — 2.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	7,831,575

Michigan — 2.7%
City of Detroit Michigan, RB:
Senior Lien, Series A (NPFGC), 5.00%, 7/01/30	1,000	983,770

Municipal Bonds	Par (000)	Value

Michigan (concluded)
City of Detroit Michigan, RB (concluded):
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	$2,660	$2,601,560
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,900	3,011,012
System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	400	395,384
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,214,020

		10,205,746

Nevada — 7.7%
City of Reno Nevada, Refunding RB, Senior Lien, ReTrac-Reno Transportation Project (AMBAC), 5.13%, 6/01/12 (b)	2,500	2,715,875
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	4,174,005
Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	2,500	2,558,325
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,650	1,713,426
Truckee Meadows Water Authority, RB, Series A (AGM) (b):
5.00%, 7/01/11	10,000	10,499,400
5.13%, 7/01/11	6,500	6,833,450

		28,494,481

New York — 0.4%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,477,567

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,125	1,123,448

Pennsylvania — 1.5%
City of Philadelphia Pennsylvania, RB, Third Series (AGM), 5.13%, 8/01/11 (b)	5,200	5,482,828

Puerto Rico — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	5,300	5,950,840

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,625	2,918,895

2	BLACKROCK INSURED MUNICIPAL INCOME TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina — 2.9%
South Carolina Transportation Infrastructure Bank, RB, Junior Lien, Series B (AMBAC), 5.13%, 10/01/11 (b)	$10,000	$10,614,800

Tennessee — 5.7%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB (AGM), Series A (a):
CAB, 5.84%, 1/01/22	11,705	6,192,296
CAB, 5.88%, 1/01/23	9,260	4,594,071
CAB, 5.90%, 1/01/24	8,500	3,959,980
CAB, 5.91%, 1/01/25	6,850	3,001,464
CAB, 5.93%, 1/01/26	5,000	2,057,000
Covenant, Series A, 4.75%, 1/01/41	7,250	1,325,663

		21,130,474

Texas — 28.6%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,488,579
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	9,250	9,715,830
5.13%, 5/15/34	10,000	10,445,000
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (a)	10,030	4,015,711
County of Harris Texas, GO (NPFGC) (a):
5.56%, 8/15/25	7,485	4,048,786
5.59%, 8/15/28	10,915	5,011,186
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	5,510	5,665,602
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 5.92%, 11/15/38	5,785	762,000
CAB, Junior Lien, Series H, 5.93%, 11/15/39	6,160	744,929
Third Lien, Series A-3, 5.97%, 11/15/38	26,890	3,541,951
Third Lien, Series A-3, 5.98%, 11/15/39	27,675	3,346,738
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (a)	5,315	2,645,913
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,146,582
North Texas Tollway Authority, Refunding RB, First Tier:
CAB, System (AGC), 5.33%, 1/01/29 (a)	5,000	1,771,400
CAB, System (AGC), 5.45%, 1/01/30 (a)	1,205	401,434
Series A, 6.00%, 1/01/28	625	683,706
System (NPFGC), 5.75%, 1/01/40	23,050	23,923,364

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	$23,145	$22,110,419

		106,469,130

Washington — 6.5%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33	3,655	3,708,729
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,275,746
Port of Seattle Washington, RB, Series A (NPFGC), 5.00%, 4/01/31	4,500	4,535,145
State of Washington, GO, Various Purpose, Series 02-A (AGM), 5.00%, 7/01/25	6,045	6,264,796
Washington Health Care Facilities Authority, RB, MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	6,600	6,788,166
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series A (AGM), 5.50%, 8/15/38	700	725,193

		24,297,775

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,530,585

Total Municipal Bonds – 115.1%		428,000,225

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,364,831

California — 10.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32 (d)(e)	8,000	8,116,560
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	3,379	3,420,291
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,657,050
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,145,350

BLACKROCK INSURED MUNICIPAL INCOME TRUST	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$449	$477,271
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	5,047,073
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	9,820,700

		39,684,295

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,218,013

Florida — 2.2%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	5,000	5,088,800
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,135,525

		8,224,325

Hawaii — 2.7%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	10,000	10,248,400

Illinois — 7.9%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,903,409
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	24,010	24,347,821

		29,251,230

Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	12,987	13,636,101

Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,198	4,629,979
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,256,131

		6,886,110

New York — 4.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,952,166
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,275,793

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York (concluded)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	$4,500	$4,856,850

		17,084,809

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	654,255

South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	654,840

Texas — 2.7%
Northside ISD Texas, GO, School Building (PSF-GTD), 5.13%, 6/15/29	9,500	10,178,823

Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,270,650

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	423,800

Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,693,791

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 39.9%		148,474,273

Total Long-Term Investments (Cost – $568,939,153) – 155.0%		576,474,498

Short-Term Securities

New York— 0.5%
City of New York New York, GO, VRDN, Sub-Series A-6 (AGM), (Dexia Credit Local SBPA), 0.28%, 6/01/10 (e)	1,700	1,700,000

	Shares

Money Market Fund — 2.1%
FFI Institutional Tax-Exempt Fund, 0.25% (f)(g)	7,742,325	7,742,325

Total Short-Term Securities (Cost – $9,442,325) – 2.6%		9,442,325

4	BLACKROCK INSURED MUNICIPAL INCOME TRUST	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Trust (BYM)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $578,381,478*) – 157.6%	$585,916,823
Other Assets Less Liabilities – 0.3%	1,188,138
Liabilities for Trust Certificates, Including Interest Expense and Fees Payable – (21.0)%	(77,966,026)
Preferred Shares, at Redemptions Value – (36.9)%	(137,264,738)

Net Assets Applicable to Common Shares – 100.0%	$371,874,197

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$503,352,135

Gross unrealized appreciation	$24,752,625
Gross unrealized depreciation	(20,102,448)

Net unrealized appreciation	$4,650,177

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

FFI Institutional Tax-Exempt Fund	4,401,744	3,340,581	7,742,325	$5,671

(g)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long Term Investment[1]	—	$576,474,498	—	$576,474,498
Short-Term Securities	$7,742,325	1,700,000	—	9,442,325

Total	$7,742,325	$578,174,498	—	$585,916,823

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK INSURED MUNICIPAL INCOME TRUST	MAY 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Insured Municipal Income Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Trust

Date: July 23, 2010